Recoverable Cash Advances	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Recoverable Cash Advances
2.5.13 Recoverable Cash Advances

(€‘000)	As at June 30, 2022	As at December 31, 2021
Non-Current portion	5 971	5 851
Current portion	669	362

Total Recoverable Cash Advances	6 640	6 213

The change in the recoverable cash advances liability at the statement of financial position date mainly reflects both the new grants received in current year as well as the remeasurement of the liability at amortized cost, based on the Group’s business plan and sales forecast for its CAR T product candidates (see disclosure note 2.5.6).
Underlying R&D is ongoing. In the second half of 2022 and beyond, the Group will have to make exploitation decisions on the remaining RCAs (agreements numbered 8088, 8212, 8436 and 8516).